SCHEDULE OF COMMON STOCK (Details) (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Conversion of stock description		Each holder of a Private Right received one-tenth of one share of DMAQ Class A common stock upon consummation of the initial business combination. Private placement shares were the shares of DMAQ Class A common stock.
DMAQ Public stockholders		379,687
Estimated shares	18,000
Cash		$ 2,000,000
DMAQ Class A Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Additional shares redeemed		943
New TruGolf Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Estimated shares		212,752
IPO [Member] | New TruGolf Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Estimated shares		101,200
DMAQ Insiders [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		406,500
DMAQ Insiders [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		406,500
DMAQ Insiders [Member] | Private Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		406,500
I Bankers [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		113,000
I Bankers [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		113,000
I Bankers [Member] | Private Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		113,000
DMAQ Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		519,500
DMAQ Class A Common Stock [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		3,162,500
DMAQ Class A Common Stock [Member] | Private Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		519,500
New Tru Golf Common Stock [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of shares		3,162,500
New Tru Golf Common Stock [Member] | Private Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		571,450
Estimated shares		1,265,000
New Tru Golf Common Stock [Member] | Public Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of shares		12,650,000
DMAQ Class A Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		378,744
DMAQ Public Stockholders [Member] | Common Stock Subject to Mandatory Redemption [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination shares		574,764